Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 157	$ 814	$ 737
Prepaid expenses and other current assets	366	485	813
Total current assets	523	1,299	1,550
Property and equipment, net			19
Restricted cash	71	71	101
Total assets	594	1,370	1,670
Current liabilities:
Accounts payable	3,932	2,856	3,330
Accrued expenses	3,525	3,129	3,307
Advance notes	1,730	807
Term loans payable			18,018
Notes payable to vendors	1,067	1,471
Total current liabilities	10,254	8,263	24,655
Convertible notes	3,006	1,217
Notes payable to vendors			1,351
Total liabilities	13,260	9,480	26,006
Stockholders' deficit:
Common stock, $0.001 par value: 225,000,000 and 85,000,000 shares authorized at September 30, 2019, December 31, 2018 and December 31, 2017, respectively; 112,780,386, 109,897,526 and 14,946,712 shares issued and outstanding at September 30, 2019, December 31, 2018 and December 31, 2017, respectively	113	110	15
Additional paid-in capital	270,090	266,381	238,246
Accumulated deficit	(282,869)	(274,601)	(262,597)
Total stockholders' deficit	(12,666)	(8,110)	(24,336)
Total liabilities and stockholders' deficit	$ 594	$ 1,370	$ 1,670